Basis of Presentation and Summary of Significant Accounting Policies (Detail Textuals) - USD ($)	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Accounting Policies [Abstract]
Reverse split	1-for-3.45
Restricted Cash	$ 216,086	$ 213,663
Prepaid research and development	$ 1,979,527	$ 355,182
Estimated useful lives	3 to 10 years
Methods of depreciation and amortization	Straight-line